Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.5%
Bank Loans — 1.0%

Auto Parts & Equipment — 0.1%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
7.106%, (1 Month CME SOFR + 2.75%), due 1/28/32(a)	$100,000	$100,042
RealTruck Group, Inc. Second Amendment Incremental Term Loan
9.476%, (1 Month CME SOFR + 5.00%), due 1/31/28(a)	149,244	138,673
		238,715
Chemicals — 0.1%
SCIH Salt Holdings, Inc. Incremental Term B-1 Loan (First Lien)
7.319%, (3 Month CME SOFR + 3.00%), due 1/31/29(a)	248,750	248,992

Commercial Services — 0.0%(b)
Camelot US Acquisition LLC Amendment No. 7 Incremental Term Loan
7.606%, (1 Month CME SOFR + 3.25%), due 1/31/31(a)	100,000	100,375

Computers — 0.1%
Amentum Holdings, Inc. Initial Term Loan
6.603%, (1 Month CME SOFR + 2.25%), due 9/29/31(a)	219,375	218,004

Diversified Financial Services — 0.0%(b)
Aretec Group, Inc. Term B-3 Loan (First Lien)
7.857%, (1 Month CME SOFR + 3.50%), due 8/9/30(a)	99,749	99,921

Electric — 0.2%
Talen Energy Supply, LLC 2024-1 Incremental Term B Loan
6.823%, (3 Month CME SOFR + 2.50%), due 12/13/31(a)	547,250	547,836

Internet — 0.0%(b)
Arches Buyer, Inc. Refinancing Term Loan
7.702%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	99,739	99,545

Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
7.343%, (1 Month CME SOFR + 3.00%), due 4/30/30(a)	199,500	200,497

Media — 0.0%(b)
Gray Television, Inc. Term D Loan
7.468%, (1 Month CME SOFR + 3.00%), due 12/1/28(a)	53,401	53,229
	Principal Amount	Value
Bank Loans (continued)

Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
8.585%, (3 Month CME SOFR + 4.00%), due 6/9/28(a)	$198,450	$150,326

Pipelines — 0.0%(b)
New Fortress Energy, Inc. Second Amendment Incremental Term Loan
9.824%, (3 Month CME SOFR + 5.50%), due 10/30/28(a)	199,249	91,903

Retail — 0.3%
Great Outdoors Group, LLC Term B-3 Loan
7.616%, (1 Month CME SOFR + 3.25%), due 1/23/32(a)	497,500	497,251
PetSmart LLC Initial Term Loan
8.211%, (1 Month CME SOFR + 3.75%), due 2/11/28(a)	198,966	198,552
		695,803
Transportation — 0.0%(b)
NA Rail Hold Co., LLC Tranche B-3 Term Loan
7.310%, (3 Month CME SOFR + 3.00%), due 3/8/32(a)	100,000	100,250

Total Bank Loans
(Cost $2,975,388)		2,845,396

Collateralized Loan Obligations — 1.6%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR, 5.725%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	700,000	700,275
BCC Middle Market CLO 2025-1 LLC
Series 2025-1A A1, 5.725%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	435,000	435,979
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R, 5.875%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	400,000	400,067
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.895%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	600,000	601,181
Golub Capital Partners CLO 49M Ltd., (Cayman Islands)
Series 2020-49A A2R2, 6.002%, (3 Month CME SOFR + 1.68%), due 7/20/38(a)	750,000	750,081
Golub Capital Partners CLO 78M
Series 2025-78A A1, 5.705%, (3 Month CME SOFR + 1.38%), due 4/21/39(a)	600,000	598,981
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR, 5.798%, (3 Month CME SOFR + 1.48%), due 4/15/37(a)	515,000	515,533

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)

Sixth Street CLO XIV Ltd., (Cayman Islands)
Series 2019-14A A1R2, 5.475%, (3 Month CME SOFR + 1.15%), due 1/20/38(a)	$700,000	$698,682
		4,700,779
Total Collateralized Loan Obligations
(Cost $4,697,725)		4,700,779

Collateralized Mortgage Obligations — 6.1%

Mortgage Securities — 6.1%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.573%, due 7/25/45(a)(c)	147,493	119,293
BRAVO Residential Funding Trust 2024-NQM8
Series 2024-NQM8 A1A, 4.300%, due 8/1/53	304,573	296,680
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.067%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	34,983	30,557
Connecticut Avenue Securities
Series 2025-R01 1B1, 6.050%, (1 Month SOFR + 1.70%), due 1/25/45(a)	770,000	768,322
Connecticut Avenue Securities Trust
Series 2020-SBT1 1B1, 11.214%, (1 Month SOFR + 6.86%), due 2/25/40(a)	1,050,000	1,114,312
Series 2021-R03 1B2, 9.850%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	505,541
Series 2022-R01 1B2, 10.350%, (1 Month SOFR + 6.00%), due 12/25/41(a)	425,000	445,850
Series 2022-R02 2B2, 12.000%, (1 Month SOFR + 7.65%), due 1/25/42(a)	490,000	524,799
Series 2022-R03 1B2, 14.200%, (1 Month SOFR + 9.85%), due 3/25/42(a)	210,000	233,820
Series 2022-R07 1M2, 9.000%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	106,351
Series 2022-R08 1B1, 9.950%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	932,582
Series 2023-R07 2M2, 7.600%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	562,424
Series 2024-R02 1B1, 6.850%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	225,159
Series 2024-R03 2M2, 6.300%, (1 Month SOFR + 1.95%), due 3/25/44(a)	200,000	201,624
Series 2024-R05 2B1, 6.350%, (1 Month SOFR + 2.00%), due 7/25/44(a)	1,340,000	1,344,967
Connecticut Avenue Securities Trust 2019-HRP1
Series 2019-HRP1 B1, 13.714%, (1 Month SOFR + 9.36%), due 11/25/39(a)	635,000	684,708
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.905%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	56,659	54,235
J.P. Morgan Mortgage Trust
Series 2021-4 B1, 2.879%, due 8/25/51(a)(c)	1,436,744	1,154,123
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(c)	547,537	551,212
Series 2025-5MPR A1D, 5.500%, due 11/25/55	440,147	439,189
J.P. Morgan Mortgage Trust 2022-1
Series 2022-1 B3, 3.085%, due 7/25/52(a)(c)	728,276	581,455
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Mill City Mortgage Loan Trust 2018-3
Series 2018-3 B2, 3.250%, due 8/25/58(a)(c)	$833,224	$629,208
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 11.964%, (1 Month SOFR + 7.61%), due 3/25/50(a)	200,000	207,146
OBX 2024-NQM9 Trust
Series 2024-NQM9 A1, 6.030%, due 1/25/64	286,799	288,613
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(c)	249,997	232,522
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(c)	752,231	602,226
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(c)	4,350,769	3,504,701
STACR Trust
Series 2018-HRP1 B2, 16.214%, (1 Month SOFR + 11.86%), due 5/25/43(a)	398,484	482,787
UWM Mortgage Trust 2021-INV5
Series 2021-INV5 A14, 3.000%, due 1/25/52(a)(c)	873,418	729,474
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 5.347%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	37,569	35,688
		17,589,568
Total Collateralized Mortgage Obligations
(Cost $17,701,717)		17,589,568

Commercial Asset-Backed Securities — 7.1%

Asset Backed Securities — 7.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	572,521	568,812
Ares Loan Funding IX Ltd., (Cayman Islands)
Series 2025-ALF9A A2, 5.640%, (3 Month CME SOFR + 1.40%), due 3/31/38(a)	600,000	600,316
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 6.150%, (1 Month SOFR + 1.80%), due 6/25/47(a)	316,254	315,183
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 D, 6.030%, due 11/15/29	1,500,000	1,521,601
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	542,773	455,743
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	650,732
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	389,466
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	277,512
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	148,609	146,518
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	1,065,000	985,994
Series 2022-5A E, 10.450%, due 4/15/30	1,265,000	1,330,360

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Series 2023-4A D, 6.950%, due 12/17/29	$260,000	$268,129
Flagship Credit Auto Trust
Series 2021-3 E, 3.320%, due 12/15/28	890,000	825,851
Series 2022-1 D, 3.640%, due 3/15/28	780,000	756,898
Series 2022-2 D, 5.800%, due 4/17/28	1,264,000	1,162,769
Ford Credit Auto Owner Trust
Series 2023-1 D, 6.260%, due 8/15/35	425,000	434,691
GLS Auto Receivables Issuer Trust
Series 2022-3A E, 8.350%, due 10/15/29	425,000	441,102
Series 2024-3A D, 5.530%, due 2/18/31	660,000	666,582
Hertz Vehicle Financing III LP
Series 2021-2A D, 4.340%, due 12/27/27	730,000	703,390
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	95,960	92,526
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	262,473
LAD Auto Receivables Trust
Series 2024-3A D, 5.180%, due 2/17/32	885,000	891,056
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1, 5.581%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	650,000	650,070
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	420,000	344,506
Series 2021-1 B1, 2.410%, due 10/20/61	865,000	674,917
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	383,132
Progress Residential 2025-SFR3 Trust
Series 2025-SFR3 D, 3.390%, due 7/17/42	540,000	481,396
QTS Issuer ABS I LLC
Series 2025-1A A2, 5.439%, due 5/25/55	470,000	472,331
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D, 5.430%, due 3/17/31	430,000	434,203
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(c)(d)	4,180,561	147,626
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	656,700	664,925
Series 2024-3A A23, 5.914%, due 7/30/54	338,300	330,426
Series 2024-3A A2II, 5.566%, due 7/30/54	402,975	396,612
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	267,897	260,062
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A, 4.300%, due 11/17/41	493,164	483,482
Zayo Issuer LLC
Series 2025-1A A2, 5.648%, due 3/20/55	840,000	848,273
		20,319,665
Total Commercial Asset-Backed Securities
(Cost $20,694,328)		20,319,665
	Principal Amount	Value
Commercial Mortgage-Backed Securities — 8.1%

Mortgage Securities — 8.1%
Bank
Series 2019-BN19 C, 4.026%, due 8/15/61(a)(c)	$840,000	$612,367
BANK
Series 2017-BNK7 C, 3.981%, due 9/15/60(a)(c)	245,000	219,130
Series 2019-BN20 C, 3.651%, due 9/15/62(a)(c)	180,000	140,817
Series 2020-BN25 D, 2.500%, due 1/15/63	1,390,000	1,064,517
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	1,380,000	1,215,715
BBCMS Mortgage Trust 2023-C21
Series 2023-C21 A3, 6.296%, due 9/15/56(a)(c)	420,000	447,702
Benchmark Mortgage Trust
Series 2018-B3 C, 4.546%, due 4/10/51(a)(c)	550,000	465,626
Series 2019-B11 A5, 3.542%, due 5/15/52	315,000	299,432
Series 2019-B14 C, 3.763%, due 12/15/62(a)(c)	450,000	341,725
Series 2019-B9 C, 4.971%, due 3/15/52(a)(c)	1,050,000	914,944
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(c)	840,000	761,625
BX Commercial Mortgage Trust
Series 2024-BRBK D, 10.311%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	495,000	496,846
BX Trust 2025-VLT7
Series 2025-VLT7 C, 6.650%, (1 Month CME SOFR + 2.35%), due 7/15/44(a)	585,000	586,645
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(c)	480,000	440,490
Series 2017-CD4 D, 3.300%, due 5/10/50	495,000	412,965
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(a)(c)	540,000	502,545
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 D, 4.842%, due 5/10/58(a)(c)	617,007	585,062
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.145%, due 3/10/51(a)(c)	1,420,000	1,074,473
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D, 3.222%, due 11/10/47	790,000	594,933
COMM Mortgage Trust
Series 2016-DC2 D, 3.930%, due 2/10/49(a)(c)	1,260,000	1,192,128
CONE Trust
Series 2024-DFW1 D, 7.382%, (1 Month CME SOFR + 3.04%), due 8/15/41(a)	270,000	269,314
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	18,788	18,724

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP A, 5.234%, (1 Month CME SOFR + 0.89%), due 6/15/33(a)	$365,000	$346,750
Durst Commercial Mortgage Trust 2025-151
Series 2025-151 D, 7.018%, due 8/10/42(a)(c)	655,000	655,000
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2, 7.600%, (1 Month SOFR + 3.25%), due 10/25/44(a)	915,000	923,795
GS Mortgage Securities Corp. Trust 2017-GPTX
Series 2017-GPTX A, 2.856%, due 5/10/34	513,367	451,989
GS Mortgage Securities Trust 2018-GS10
Series 2018-GS10 C, 4.400%, due 7/10/51(a)(c)	750,000	656,024
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	116,173
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.174%, due 10/15/50(a)(c)	415,000	370,993
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D, 3.984%, due 4/15/48(a)(c)	900,000	562,536
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	1,050,000	938,415
Series 2015-420 A, 7.982%, due 10/12/50	430,402	434,928
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(c)	395,000	423,351
NCMF Trust 2025-MFS
Series 2025-MFS D, 6.618%, due 6/10/33(a)(c)	560,000	564,877
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	1,300,000	1,367,470
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	384,428
SKY Trust 2025-LINE
Series 2025-LINE B, 8.029%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	492,395	492,391
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.944%, due 3/15/51(a)(c)	440,000	296,654
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	556,353
Series 2017-C40 D, 2.700%, due 10/15/50	635,000	535,809
Series 2019-C51 C, 4.289%, due 6/15/52(a)(c)	460,000	380,614
		23,116,275
Total Commercial Mortgage-Backed Securities
(Cost $22,530,718)		23,116,275
	Principal Amount	Value
Corporate Bonds — 44.3%

Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	$105,000	$99,151
Lamar Media Corp.
4.875%, due 1/15/29	300,000	294,618
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	150,000	148,490
		542,259
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	143,648
Efesto Bidco S.p.A Efesto U.S. LLC, (Italy)
Series XR, 7.500%, due 2/15/32	80,000	81,600
TransDigm, Inc.
6.000%, due 1/15/33	75,000	75,370
6.375%, due 5/31/33	300,000	301,906
6.750%, due 8/15/28	1,000,000	1,020,362
		1,622,886
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	250,000	251,598

Airlines — 1.0%
American Airlines Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	215,350	204,179
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	806,279	729,016
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	29,375	29,303
4.750%, due 10/20/28	1,055,000	1,055,648
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	721,632	628,901
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	197,296	201,052
		2,848,099
Auto Manufacturers — 2.1%
American Honda Finance Corp.
5.150%, due 7/9/32	715,000	722,499
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	740,419
6.054%, due 11/5/31	345,000	345,198
6.950%, due 3/6/26	435,000	438,418
7.200%, due 6/10/30	390,000	410,313
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	557,870
4.300%, due 4/6/29	365,000	358,407
5.625%, due 4/4/32	715,000	726,251

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Auto Manufacturers (continued)
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	$350,000	$357,958
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	1,150,000	1,103,488
PM General Purchaser LLC
9.500%, due 10/1/28	150,000	116,625
		5,877,446
Auto Parts & Equipment — 0.4%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	90,000	93,399
IHO Verwaltungs GmbH, (Germany)
7.750%, due 11/15/30	500,000	513,211
8.000%, due 11/15/32	45,000	46,263
Real Hero Merger Sub 2, Inc.
6.250%, due 2/1/29	150,000	103,081
Tenneco, Inc.
8.000%, due 11/17/28	250,000	248,137
		1,004,091
Banks — 8.6%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	624,868
Banco Santander SA, (Spain)
6.350%, due 3/14/34	200,000	210,024
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	718,259
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	542,494
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/73(a)	810,000	769,671
5.367%, (SOFR + 1.23%), due 2/25/31(a)	805,000	822,384
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/73(a)	195,000	206,669
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	409,076
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/74(a)	350,000	342,719
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,180,641
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	264,450
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	488,866
5.411%, (5 Year US CMT T-Note + 1.73%), due 9/19/39(a)	400,000	391,635
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	415,875
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.22%), due 4/6/28(a)(e)	1,045,000	1,029,710
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/74(a)	440,000	415,639
	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	$910,000	$882,718
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	527,602
First Horizon Bank
5.750%, due 5/1/30	811,000	828,416
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	610,444
Huntington Bancshares, Inc.
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	771,781
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	653,596
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	835,129
KeyBank NA
4.150%, due 8/8/25	485,000	484,885
4.900%, due 8/8/32	720,000	700,793
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	320,000	342,013
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	774,558
4.650%, due 3/24/26	590,000	589,650
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	355,000	353,094
M&T Bank Corp.
5.385%, (SOFR + 1.61%), due 1/16/36(a)	430,000	428,439
6.082%, (SOFR + 2.26%), due 3/13/32(a)	410,000	431,438
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,050,000	895,009
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	520,857
Santander Holdings USA, Inc.
6.342%, (SOFR + 2.14%), due 5/31/35(a)	50,000	52,568
6.499%, (SOFR + 2.36%), due 3/9/29(a)	855,000	890,154
Societe Generale SA, (France)
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/74(a)	675,000	625,256
Synchrony Bank
5.400%, due 8/22/25	715,000	714,866
Truist Financial Corp.
5.153%, (SOFR + 1.57%), due 8/5/32(a)	420,000	427,168
UBS Group AG, (Switzerland)
1.364%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), due 1/30/27(a)	285,000	280,319
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/73(a)	740,000	663,228
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/73(a)	150,000	147,148
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	569,221
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	854,526
		24,687,856
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	725,000	695,566

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Building Materials — 0.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	$375,000	$382,353
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	198,482
Knife River Corp.
7.750%, due 5/1/31	400,000	419,706
Quikrete Holdings, Inc.
6.375%, due 3/1/32	315,000	323,062
6.750%, due 3/1/33	85,000	87,178
		1,410,781
Chemicals — 0.9%
ASP Unifrax Holdings, Inc.
11.175%, due 9/30/29	103,604	95,316
Celanese U.S. Holdings LLC
6.830%, due 7/15/29	50,000	51,938
6.850%, due 11/15/28	100,000	104,103
7.050%, due 11/15/30	100,000	104,142
GPD Cos., Inc.
12.500%, due 12/31/29	125,870	109,507
Huntsman International LLC
4.500%, due 5/1/29	865,000	822,140
Innophos Holdings, Inc.
11.500%, due 6/15/29	280,000	283,438
Inversion Escrow Issuer LLC
6.750%, due 8/1/32	180,000	177,869
Mativ Holdings, Inc.
8.000%, due 10/1/29	50,000	45,091
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	315,049
Olympus Water U.S. Holding Corp.
7.125%, due 10/1/27	200,000	203,100
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	255,000	247,892
		2,559,585
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	150,000	158,513
Coronado Finance Pty Ltd., (Australia)
9.250%, due 10/1/29	50,000	38,199
		196,712
Commercial Services — 0.9%
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	115,000	116,079
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	286,764
4.875%, due 7/1/29	365,000	341,838
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	86,763
Graham Holdings Co.
5.750%, due 6/1/26	475,000	474,765
Herc Holdings, Inc.
7.000%, due 6/15/30	465,000	480,594
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	124,637
NESCO Holdings II, Inc.
5.500%, due 4/15/29	150,000	146,251
OT Midco, Inc.
10.000%, due 2/15/30	135,000	110,022
	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
TriNet Group, Inc.
3.500%, due 3/1/29	$200,000	$186,021
United Rentals North America, Inc.
3.875%, due 2/15/31	100,000	93,306
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	147,560
6.625%, due 4/15/30	50,000	51,555
		2,646,155
Computers — 0.2%
CACI International, Inc.
6.375%, due 6/15/33	75,000	76,690
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	440,000	329,953
Insight Enterprises, Inc.
6.625%, due 5/15/32	165,000	168,733
McAfee Corp.
7.375%, due 2/15/30	125,000	115,899
		691,275
Cosmetics/Personal Care — 0.8%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,392,517
Edgewell Personal Care Co.
5.500%, due 6/1/28	450,000	446,616
Perrigo Finance Unlimited Co.
Series USD, 6.125%, due 9/30/32	100,000	101,047
Prestige Brands, Inc.
3.750%, due 4/1/31	200,000	183,021
5.125%, due 1/15/28	75,000	74,375
		2,197,576
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	205,816
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	523,996
Velocity Vehicle Group LLC
8.000%, due 6/1/29	85,000	86,005
		815,817
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	190,337
AG Issuer LLC
6.250%, due 3/1/28	300,000	299,683
Aircastle Ltd. / Aircastle Ireland DAC
5.000%, due 9/15/30	525,000	524,049
Ally Financial, Inc.
5.548%, (SOFR + 1.78%), due 7/31/33(a)	630,000	630,874
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	488,949
Aretec Group, Inc.
7.500%, due 4/1/29	125,000	125,004
Aviation Capital Group LLC
1.950%, due 1/30/26	965,000	951,486
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	605,345
5.750%, due 11/15/29	890,000	916,196
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	520,506
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	775,000	809,638

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	$200,000	$198,433
6.750%, due 5/1/33	60,000	61,403
7.125%, due 4/30/31	550,000	568,054
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	883,655
Osaic Holdings, Inc.
6.750%, due 8/1/32	100,000	101,206
8.000%, due 8/1/33	40,000	40,648
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	239,440
5.750%, due 9/15/31	100,000	97,848
Planet Financial Group LLC
10.500%, due 12/15/29	150,000	153,059
Rocket Cos., Inc.
6.125%, due 8/1/30	130,000	131,814
6.375%, due 8/1/33	95,000	96,898
Stonex Escrow Issuer LLC
6.875%, due 7/15/32	155,000	157,784
StoneX Group, Inc.
7.875%, due 3/1/31	375,000	393,955
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	855,913
		10,042,177
Electric — 3.9%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	497,898
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	955,037
Alpha Generation LLC
6.750%, due 10/15/32	225,000	230,248
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	593,731
6.350%, due 12/15/32	665,000	714,213
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	606,149
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	417,867
Edison International
5.250%, due 3/15/32(e)	850,000	814,350
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	470,000	450,497
Series A, 5.375%, (5 Year US CMT T-Note + 4.70%), due 9/15/73(a)	50,000	47,544
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/15/73(a)	40,000	45,835
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,257,902
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	379,025
Lightning Power LLC
7.250%, due 8/15/32	400,000	418,187
NRG Energy, Inc.
5.750%, due 1/15/28	100,000	100,306
6.000%, due 2/1/33	250,000	250,678
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	470,000	481,167
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	804,834
	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Southern California Edison Co.
5.700%, due 3/1/53	$270,000	$244,490
TransAlta Corp., (Canada)
7.750%, due 11/15/29	110,000	114,614
Virginia Electric and Power Co.
Series C, 4.625%, due 5/15/52	500,000	422,181
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	200,000	204,143
Vistra Operations Co. LLC
5.500%, due 9/1/26	350,000	349,811
5.625%, due 2/15/27	500,000	499,425
XPLR Infrastructure Operating Partners LP
3.875%, due 10/15/26	100,000	97,601
4.500%, due 9/15/27	50,000	48,404
7.250%, due 1/15/29	100,000	101,980
8.375%, due 1/15/31	90,000	94,401
8.625%, due 3/15/33(e)	75,000	79,438
		11,321,956
Electrical Components & Equipment — 0.1%
EnerSys
6.625%, due 1/15/32	100,000	102,766
WESCO Distribution, Inc.
6.375%, due 3/15/33	40,000	40,950
		143,716
Electronics — 0.1%
Sensata Technologies BV
5.875%, due 9/1/30	350,000	350,282

Engineering & Construction — 0.3%
AECOM
6.000%, due 8/1/33	120,000	120,976
Arcosa, Inc.
4.375%, due 4/15/29	425,000	409,974
Artera Services LLC
8.500%, due 2/15/31	100,000	82,814
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	85,000	80,512
TopBuild Corp.
3.625%, due 3/15/29	125,000	117,783
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	150,000	144,337
		956,396
Entertainment — 0.9%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	242,264
Caesars Entertainment, Inc.
4.625%, due 10/15/29	75,000	70,877
6.000%, due 10/15/32(e)	150,000	144,778
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	374,501
5.750%, due 4/1/30(e)	375,000	374,074
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	160,000	156,000
Light & Wonder International, Inc.
7.500%, due 9/1/31	200,000	208,457
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	492,271

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Entertainment (continued)
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	$200,000	$189,763
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	100,000	100,963
Voyager Parent LLC
9.250%, due 7/1/32	130,000	137,520
		2,491,468
Environmental Control — 0.0%(b)
Waste Pro USA, Inc.
7.000%, due 2/1/33	50,000	51,878

Food — 1.1%
Chobani Holdco II LLC
8.750%, due 10/1/29	208,391	223,516
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	896,239
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	240,359
5.500%, due 10/15/27	200,000	199,692
Post Holdings, Inc.
5.500%, due 12/15/29	275,000	272,616
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	300,000	283,895
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	154,747
4.250%, due 2/1/27	715,000	705,999
United Natural Foods, Inc.
6.750%, due 10/15/28	125,000	124,472
		3,101,535
Forest Products & Paper — 0.1%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	480,000	386,660

Gas — 1.1%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	100,000	100,766
Boston Gas Co.
3.757%, due 3/16/32	275,000	254,239
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	877,210
6.388%, due 9/15/33	225,000	238,447
National Fuel Gas Co.
5.950%, due 3/15/35	1,155,000	1,182,849
Southern California Gas Co.
6.000%, due 6/15/55	605,000	615,475
		3,268,986
Healthcare-Products — 0.2%
Hologic, Inc.
3.250%, due 2/15/29	150,000	142,044
Neogen Food Safety Corp.
8.625%, due 7/20/30(e)	90,000	90,957
Varex Imaging Corp.
7.875%, due 10/15/27	350,000	355,097
		588,098
	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.000%, due 4/15/29	$125,000	$120,786
CHS/Community Health Systems, Inc.
9.750%, due 1/15/34	45,000	45,287
DaVita, Inc.
4.625%, due 6/1/30	75,000	71,520
Encompass Health Corp.
4.625%, due 4/1/31	100,000	95,509
Fortrea Holdings, Inc.
7.500%, due 7/1/30(e)	40,000	36,572
IQVIA, Inc.
6.250%, due 6/1/32	195,000	199,964
LifePoint Health, Inc.
5.375%, due 1/15/29	110,000	103,400
8.375%, due 2/15/32	110,000	117,028
10.000%, due 6/1/32	155,000	160,911
11.000%, due 10/15/30	250,000	274,774
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	403,612
		1,629,363
Holding Companies-Divers — 0.3%
Clue Opco LLC
9.500%, due 10/15/31	185,000	196,169
Stena International SA, (Sweden)
7.625%, due 2/15/31	750,000	770,836
		967,005
Home Builders — 0.2%
Installed Building Products, Inc.
5.750%, due 2/1/28	200,000	199,446
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	75,000	73,204
STL Holding Co. LLC
8.750%, due 2/15/29	65,000	67,485
Winnebago Industries, Inc.
6.250%, due 7/15/28	118,000	117,164
		457,299
Household Products/Wares — 0.2%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	448,061

Housewares — 0.2%
Newell Brands, Inc.
6.375%, due 5/15/30	100,000	96,904
6.625%, due 5/15/32	115,000	109,978
8.500%, due 6/1/28	75,000	78,590
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	150,000	136,931
4.375%, due 2/1/32	250,000	227,145
		649,548
Insurance — 0.4%
Belrose Funding Trust II
6.792%, due 5/15/55	650,000	665,039
HUB International Ltd.
7.250%, due 6/15/30	150,000	156,365
MGIC Investment Corp.
5.250%, due 8/15/28	200,000	199,544
Ryan Specialty LLC
5.875%, due 8/1/32	200,000	200,553
		1,221,501

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Internet — 0.2%
Cars.com, Inc.
6.375%, due 11/1/28	$185,000	$184,616
Gen Digital, Inc.
6.750%, due 9/30/27	55,000	55,904
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	448,325
		688,845
Investment Companies — 0.1%
Ares Capital Corp.
5.500%, due 9/1/30	75,000	74,866
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	130,000	120,767
		195,633
Iron/Steel — 0.3%
Mineral Resources Ltd., (Australia)
8.125%, due 5/1/27	100,000	100,294
8.500%, due 5/1/30	450,000	460,637
9.250%, due 10/1/28	250,000	261,288
Samarco Mineracao SA, (Brazil)
9.500%, due 6/30/31	100,000	99,036
		921,255
Leisure Time — 0.1%
Carnival Corp.
5.750%, due 8/1/32	150,000	151,015
MajorDrive Holdings IV LLC
6.375%, due 6/1/29	75,000	61,865
		212,880
Lodging — 0.7%
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	100,000	90,163
4.875%, due 1/15/30	500,000	493,135
5.750%, due 9/15/33	100,000	100,095
Hyatt Hotels Corp.
5.250%, due 6/30/29	885,000	900,465
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	453,013
		2,036,871
Machinery-Diversified — 0.2%
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	143,039
Regal Rexnord Corp.
6.400%, due 4/15/33	75,000	79,279
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	400,000	398,211
		620,529
Media — 1.5%
Cable One, Inc.
1.125%, due 3/15/28	100,000	77,100
7.660%, due 3/15/26(f)	200,000	190,900
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 5/1/32	585,000	530,808
5.000%, due 2/1/28	200,000	196,256
CSC Holdings LLC
5.500%, due 4/15/27	350,000	338,771
5.750%, due 1/15/30	200,000	98,608
Discovery Communications LLC
3.625%, due 5/15/30	70,000	62,007
	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
Gray Media, Inc.
7.250%, due 8/15/33	$50,000	$49,737
9.625%, due 7/15/32	105,000	105,921
10.500%, due 7/15/29(e)	40,000	43,288
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	135,947
6.750%, due 10/15/27	200,000	153,500
News Corp.
5.125%, due 2/15/32	300,000	292,394
Nexstar Media, Inc.
4.750%, due 11/1/28(e)	50,000	48,597
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	127,501
Sirius XM Radio LLC
5.000%, due 8/1/27	400,000	395,649
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	650,816
Univision Communications, Inc.
9.375%, due 8/1/32	60,000	62,256
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	195,510
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	235,000	227,902
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	275,000	254,037
		4,237,505
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	300,000	304,533
Park-Ohio Industries, Inc.
8.500%, due 8/1/30	65,000	62,401
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	211,737
		578,671
Mining — 0.8%
Century Aluminum Co.
6.875%, due 8/1/32	100,000	101,037
7.500%, due 4/1/28	400,000	407,393
Compass Minerals International, Inc.
8.000%, due 7/1/30	85,000	88,063
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	50,000	49,963
First Quantum Minerals Ltd., (Zambia)
9.375%, due 3/1/29	300,000	317,913
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	250,000	247,245
Vedanta Resources Finance II PLC, (India)
10.875%, due 9/17/29	390,000	398,526
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	801,085
		2,411,225
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
4.625%, due 5/15/30	50,000	47,885
6.375%, due 3/15/33	60,000	60,957
Calderys Financing II LLC
11.750%, due 6/1/28	200,000	206,085

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Miscellaneous Manufacturing (continued)
Calderys Financing LLC, (France)
11.250%, due 6/1/28	$100,000	$105,653
Enpro, Inc.
6.125%, due 6/1/33	40,000	40,355
LSB Industries, Inc.
6.250%, due 10/15/28	100,000	98,303
		559,238
Oil & Gas — 1.6%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	200,000	208,449
Encino Acquisition Partners Holdings LLC
8.500%, due 5/1/28	315,000	321,694
Energean Israel Finance Ltd., (Israel)
5.375%, due 3/30/28	95,000	91,255
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	203,252
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	288,982
Matador Resources Co.
6.875%, due 4/15/28(e)	150,000	152,456
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	325,000	317,246
NewCo Holding USD 20 SARL, (Brazil)
9.375%, due 11/7/29(e)	200,000	204,874
Noble Finance II LLC
8.000%, due 4/15/30	200,000	203,993
Parkland Corp., (Canada)
4.625%, due 5/1/30	500,000	479,487
PBF Holding Co. LLC / PBF Finance Corp.
9.875%, due 3/15/30	55,000	54,516
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	450,275
Range Resources Corp.
4.750%, due 2/15/30	150,000	145,810
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	243,529
Seadrill Finance Ltd., (Norway)
8.375%, due 8/1/30	100,000	102,150
SM Energy Co.
6.750%, due 8/1/29	100,000	100,079
Talos Production, Inc.
9.000%, due 2/1/29	140,000	143,486
9.375%, due 2/1/31	360,000	367,097
Transocean Poseidon Ltd.
6.875%, due 2/1/27	78,750	78,693
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	90,476	92,724
Transocean, Inc.
8.750%, due 2/15/30	200,000	207,354
Vital Energy, Inc.
7.750%, due 7/31/29	50,000	45,495
7.875%, due 4/15/32	90,000	78,994
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	100,000	99,504
		4,681,394
Oil & Gas Services — 0.1%
Bristow Group, Inc.
6.875%, due 3/1/28	130,000	130,308
Nine Energy Service, Inc.
13.000%, due 2/1/28	110,000	51,942
	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas Services (continued)
Tidewater, Inc.
9.125%, due 7/15/30	$125,000	$131,099
		313,349
Packaging & Containers — 0.2%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	351,524
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	100,000	100,956
		452,480
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000%, due 4/15/32	70,000	71,266
Bausch Health Cos., Inc.
11.000%, due 9/30/28	200,000	205,500
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	207,483
CVS Pass-Through Trust
5.926%, due 1/10/34	108,482	109,326
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	225,000	239,362
Jazz Securities DAC
4.375%, due 1/15/29(e)	950,000	919,008
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	550,000	520,580
5.125%, due 4/30/31	200,000	173,023
		2,445,548
Pipelines — 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	299,538
Buckeye Partners LP
6.750%, due 2/1/30	45,000	46,586
6.875%, due 7/1/29	250,000	257,348
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	998,467
DT Midstream, Inc.
4.300%, due 4/15/32	605,000	565,859
4.375%, due 6/15/31	100,000	95,180
Excelerate Energy LP
8.000%, due 5/15/30	150,000	157,028
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	635,000	570,140
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29(e)	150,000	151,538
7.125%, due 7/1/33	25,000	25,388
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	301,305
ITT Holdings LLC
6.500%, due 8/1/29	180,000	171,452
Plains All American Pipeline LP
Series B, 8.698%, (3 Month CME SOFR + 4.37%), due 11/15/73(a)	550,000	550,311
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	77,684
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	100,000	103,279
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	594,612

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
TransMontaigne Partners LLC
8.500%, due 6/15/30	$90,000	$94,080
Venture Global LNG, Inc.
8.375%, due 6/1/31	60,000	62,061
Venture Global Plaquemines LNG LLC
6.500%, due 1/15/34	85,000	87,444
6.750%, due 1/15/36	50,000	51,435
Western Midstream Operating LP
5.250%, due 2/1/50	680,000	570,520
		5,831,255
Real Estate — 0.1%
Alpha Star Holding IX Ltd., (United Arab Emirates)
7.000%, due 8/26/28	200,000	204,409

REITS — 1.3%
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	786,004
Blackstone Mortgage Trust, Inc.
7.750%, due 12/1/29	50,000	52,854
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	889,521
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	496,580
Iron Mountain, Inc.
5.250%, due 3/15/28	75,000	74,618
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	100,000	91,740
8.500%, due 2/15/32	100,000	103,941
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	243,135
6.500%, due 4/1/32(e)	50,000	51,058
6.500%, due 6/15/33	55,000	56,324
7.250%, due 7/15/28	100,000	103,124
Trust Fibra Uno, (Mexico)
7.375%, due 2/13/34	200,000	207,009
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	200,000	193,823
6.500%, due 2/15/29	135,000	131,331
10.500%, due 2/15/28	236,000	249,424
		3,730,486
Retail — 1.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	100,000	96,454
4.000%, due 10/15/30	500,000	463,256
6.125%, due 6/15/29	100,000	102,207
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	844,600
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	240,105
5.000%, due 2/15/32	100,000	94,590
AutoNation, Inc.
4.750%, due 6/1/30	313,000	310,230
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	80,000	82,382
LCM Investments Holdings II LLC
4.875%, due 5/1/29	365,000	354,715
	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Papa John’s International, Inc.
3.875%, due 9/15/29	$100,000	$95,188
Patrick Industries, Inc.
4.750%, due 5/1/29	50,000	48,413
PetSmart, Inc. / PetSmart Finance Corp.
7.750%, due 2/15/29	200,000	195,716
Saks Global Enterprises LLC
11.000%, due 12/15/29	385,000	86,625
SGUS LLC
11.000%, due 12/15/29	112,315	104,957
Yum! Brands, Inc.
4.625%, due 1/31/32	400,000	382,917
5.375%, due 4/1/32	100,000	99,459
		3,601,814
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	960,000	935,664

Software — 0.8%
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	504,942
9.000%, due 9/30/29	75,000	77,615
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	475,000	445,221
PTC, Inc.
4.000%, due 2/15/28	100,000	97,439
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	500,109
6.500%, due 6/1/32	300,000	308,471
UKG, Inc.
6.875%, due 2/1/31	450,000	461,999
		2,395,796
Sovereign & Agency — 0.3%
Eagle Funding Luxco SARL, (Mexico)
5.500%, due 8/17/30	885,000	888,983

Telecommunications — 0.5%
AT&T, Inc.
3.500%, due 9/15/53	585,000	394,110
EchoStar Corp.
6.750%, due 11/30/30	72,599	68,787
10.750%, due 11/30/29	85,000	89,569
Frontier Communications Holdings LLC
5.875%, due 10/15/27	300,000	300,054
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	230,627
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	425,000	444,928
		1,528,075
Transportation — 0.2%
Star Leasing Co. LLC
7.625%, due 2/15/30	280,000	276,180
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	235,000	243,802
		519,982

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	$829,000	$891,010

Total Corporate Bonds
(Cost $126,599,554)		127,006,528

U.S. Government & Federal Agencies — 30.3%

Mortgage Securities — 18.4%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(d)	2,599,835	247,358
Series 2023-429 C5, 3.000%, due 10/25/52(d)	1,868,316	341,584
Series 2023-438 C34, 6.000%, due 8/25/53(d)	1,209,486	291,782
Series 2024-440 C46, 4.000%, due 10/25/53(d)	2,109,824	463,326
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	226,023	202,752
Series 2021-MA4492, 2.000%, due 12/1/51	375,259	294,302
Series 2022-CB3155, 2.000%, due 3/1/52	365,563	286,365
Series 2022-MA4562, 2.000%, due 3/1/52	848,571	666,220
Series 2023-FP0087, 2.000%, due 10/1/50	1,638,388	1,287,884
Series 2023-FS3603, 5.500%, due 8/1/53	596,166	597,261
Series 2023-FS5641, 6.000%, due 8/1/53	383,420	392,276
Series 2023-FS5758, 6.000%, due 9/1/53	526,796	538,621
Series 2023-FS6211, 6.000%, due 11/1/53	189,221	192,514
Series 2023-MA4918, 5.000%, due 2/1/53	557,979	544,929
Series 2023-MA4919, 5.500%, due 2/1/53	444,372	443,080
Series 2023-MA5108, 6.000%, due 8/1/53	995,422	1,010,786
Series 2023-MA5139, 6.000%, due 9/1/53	422,337	429,244
Series 2024-FS7587, 5.500%, due 4/1/54	591,199	590,985
Series 2024-FS8275, 5.500%, due 6/1/54	2,013,493	2,004,785
Series 2024-FS9453, 4.500%, due 8/1/53	780,130	741,416
Series 2024-MA5353, 5.500%, due 5/1/54	513,352	511,092
Fannie Mae REMICS
Series 2016-19 SD, 1.636%, (1 Month SOFR + 5.99%), due 4/25/46(a)(d)	1,190,592	98,568
Series 2016-57 SN, 1.586%, (1 Month SOFR + 5.94%), due 6/25/46(a)(d)	537,627	55,341
Series 2019-32 SB, 1.586%, (1 Month SOFR + 5.94%), due 6/25/49(a)(d)	894,334	99,651
Series 2020-70 SD, 1.786%, (1 Month SOFR + 6.14%), due 10/25/50(a)(d)	744,564	99,719
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-12 JI, 2.500%, due 3/25/51(d)	$586,910	$93,747
Series 2021-34 IS, 0.000%, (1 Month SOFR + 2.91%), due 11/25/42(a)(d)	2,459,794	63,454
Series 2021-34 MI, 2.500%, due 3/25/51(d)	1,228,781	172,724
Series 2021-54 HI, 2.500%, due 6/25/51(d)	167,657	20,427
Series 2021-8 ID, 3.500%, due 3/25/51(d)	1,389,516	297,318
Series 2022-10 SA, 1.400%, (1 Month SOFR + 5.75%), due 2/25/52(a)(d)	753,635	84,641
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	498,800	406,475
Series 2024-48 SB, 1.550%, (1 Month SOFR + 5.90%), due 7/25/54(a)(d)	3,669,419	227,059
Freddie Mac Gold Pool
Series 2025-Z40283, 3.500%, due 9/1/47	535,671	489,658
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(a)(c)	1,260,000	1,274,106
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	831,311	689,520
Series 2022-SD8215, 4.000%, due 5/1/52	230,647	213,163
Series 2022-SD8220, 3.000%, due 6/1/52	1,167,898	1,000,056
Series 2022-SD8243, 3.500%, due 9/1/52	2,542,062	2,274,151
Series 2022-SD8257, 4.500%, due 10/1/52	1,415,873	1,345,559
Series 2023-SD3392, 5.500%, due 7/1/53	288,154	288,684
Series 2023-SD3770, 2.500%, due 3/1/52	187,134	155,299
Series 2023-SD4026, 6.000%, due 10/1/53	197,508	201,787
Series 2023-SD4268, 6.000%, due 11/1/53	189,280	192,734
Series 2024-SD5040, 5.500%, due 3/1/54	567,291	567,142
Series 2024-SD5184, 4.000%, due 3/1/53	1,039,128	961,163
Series 2024-SD6766, 5.500%, due 11/1/54	373,796	372,121
Series 2024-SD8407, 5.000%, due 3/1/54	664,679	647,699
Series 2025-SL0849, 6.000%, due 4/1/55	538,335	545,952
Freddie Mac REMICS
Series 2014-4358 Z, 3.000%, due 6/15/44	815,415	739,195
Series 2017-4725 WZ, 3.500%, due 11/15/47	983,314	897,448
Series 2020-4988 LP, 1.250%, due 6/25/50	642,295	476,211
Series 2020-4993 KS, 1.586%, (1 Month SOFR + 5.94%), due 7/25/50(a)(d)	1,404,227	178,356
Series 2020-4994 TS, 1.636%, (1 Month SOFR + 5.99%), due 7/25/50(a)(d)	709,336	90,039
Series 2020-5013 DI, 3.000%, due 9/25/50(d)	1,571,381	292,565

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2020-5021 SA, 0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(d)	$749,724	$18,163
Series 2020-5031 IQ, 2.500%, due 10/25/50(d)	474,051	71,197
Series 2020-5038 IB, 2.500%, due 10/25/50(d)	460,438	72,671
Series 2020-5040 IO, 3.500%, due 11/25/50(d)	685,668	127,435
Series 2021-5070 PI, 3.000%, due 8/25/50(d)	791,719	146,519
Series 2021-5092 XA, 1.000%, due 1/15/41	355,624	304,686
Series 2022-5191 IO, 3.500%, due 9/25/50(d)	802,020	146,218
Series 2023-5304 UB, 4.000%, due 2/25/52	329,299	305,445
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	436,422	355,417
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	328,047	212,269
Series 2023-5328 JY, 0.250%, due 9/25/50	699,500	469,717
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	399,262	329,986
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	270,978	215,583
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	337,408	287,085
Series 2024-5468 QS, 0.350%, (1 Month SOFR + 4.70%), due 5/25/54(a)(d)	7,878,098	191,247
Series 2024-5471 SK, 1.000%, (1 Month SOFR + 5.35%), due 8/25/54(a)(d)	5,606,295	232,565
Series 2024-5472 SB, 1.000%, (1 Month SOFR + 5.35%), due 11/25/54(a)(d)	5,616,344	258,678
Series 2025-5527 FA, 5.350%, (1 Month SOFR + 1.00%), due 4/25/55(a)	526,550	524,128
Freddie Mac Stacr Remic Trust
Series 2025-HQA1 M2, 6.000%, (1 Month SOFR + 1.65%), due 2/25/45(a)	1,000,000	1,003,950
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2, 9.564%, (1 Month SOFR + 5.21%), due 1/25/50(a)	815,000	897,014
Series 2022-DNA3 M2, 8.700%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	594,371
Freddie Mac STACR REMIC Trust 2025-DNA1
Series 2025-DNA1 M2, 5.700%, (1 Month SOFR + 1.35%), due 1/25/45(a)	455,000	454,468
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	462,496	353,052
Series 2013-311 S1, 1.496%, (1 Month SOFR + 5.84%), due 8/15/43(a)(d)	724,388	72,787
Series 2023-397 C61, 5.500%, due 1/25/53(d)	915,417	205,600
Series 2023-402, 0.000%, due 9/25/53(f)(g)	454,558	371,986
Ginnie Mae II Pool
Series 2021-MA7409, 2.000%, due 6/20/51	532,715	416,944
Government National Mortgage Association
Series 2016-93 AI, 4.500%, due 7/20/44(d)	917,262	220,760
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	$233,916	$207,352
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	242,086	215,042
Series 2019-159 P, 2.500%, due 9/20/49	529,948	459,699
Series 2019-92 GF, 3.500%, (1 Month CME SOFR + 0.80%), due 7/20/49(a)	226,919	201,374
Series 2020-1 YF, 3.500%, (1 Month CME SOFR + 0.78%), due 1/20/50(a)	441,924	392,097
Series 2020-1 YS, 0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(d)	1,218,024	13,098
Series 2020-129 SB, 0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(d)	1,634,688	23,148
Series 2020-146 KI, 2.500%, due 10/20/50(d)	1,334,471	195,185
Series 2020-146 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(d)	793,660	110,329
Series 2020-168 IA, 0.980%, due 12/16/62(a)(c)(d)	1,481,666	105,432
Series 2020-175 CS, 1.835%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(d)	846,288	111,826
Series 2020-189 SU, 1.835%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(d)	733,295	102,822
Series 2020-34 SC, 1.585%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(d)	845,032	103,697
Series 2021-1 IT, 3.000%, due 1/20/51(d)	1,198,428	200,583
Series 2021-1 PI, 2.500%, due 12/20/50(d)	682,643	103,665
Series 2021-122 HS, 1.835%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(d)	1,081,500	145,428
Series 2021-146 IN, 3.500%, due 8/20/51(d)	1,011,491	179,630
Series 2021-158 SB, 0.000%, (1 Month SOFR + 3.70%), due 9/20/51(a)(d)	922,444	28,012
Series 2021-16 AS, 0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(d)	2,136,507	18,481
Series 2021-179 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(d)	1,255,873	174,044
Series 2021-188 IO, 2.500%, due 10/20/51(d)	3,319,329	556,586
Series 2021-205 DS, 0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(d)	2,945,253	43,868
Series 2021-226 SA, 0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(d)	1,709,685	5,164
Series 2021-29 AS, 0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(d)	2,053,134	18,896
Series 2021-42 BI, 2.500%, due 3/20/51(d)	546,404	85,524
Series 2021-46 QS, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	496,486	62,500
Series 2021-46 TS, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	635,143	80,381
Series 2021-47 IO, 0.992%, due 3/16/61(a)(c)(d)	3,471,118	230,794
Series 2021-49 SB, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	727,574	94,145
Series 2021-57 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	1,907,527	240,030
Series 2021-57 SD, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(d)	1,997,836	258,599
Series 2021-67 PI, 3.000%, due 4/20/51(d)	686,853	117,684
Series 2021-74 HI, 3.000%, due 4/20/51(d)	162,913	24,648

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-96 GP, 1.000%, due 6/20/51	$536,491	$407,615
Series 2021-97 SA, 0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(d)	4,132,492	46,250
Series 2021-97 SM, 1.835%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(d)	1,143,286	165,759
Series 2021-98 IN, 3.000%, due 6/20/51(d)	558,030	97,633
Series 2022-101 SB, 0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(d)	1,097,694	13,524
Series 2022-107 SA, 0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(d)	5,550,608	73,596
Series 2022-113 Z, 2.000%, due 9/16/61	638,132	301,124
Series 2022-185 DI, 1.022%, due 10/16/65(a)(c)(d)	1,290,701	90,559
Series 2022-221 C, 3.000%, due 6/16/64(a)(c)	395,000	258,693
Series 2022-34 HS, 0.000%, (1 Month SOFR + 4.10%), due 2/20/52(a)(d)	2,139,635	97,758
Series 2022-69 FA, 4.500%, (1 Month SOFR + 0.75%), due 4/20/52(a)	208,023	195,493
Series 2022-78 S, 0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(d)	1,140,036	16,316
Series 2022-87 SA, 0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(d)	2,194,388	27,036
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,071,534	705,943
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	222,676	184,716
Series 2023-159 CI, 0.953%, due 7/16/65(a)(c)(d)	2,853,155	205,292
Series 2023-172 IO, 1.382%, due 2/16/66(a)(c)(d)	1,951,708	180,910
Series 2023-194 CI, 0.817%, due 10/16/65(a)(c)(d)	2,189,963	139,396
Series 2023-38 WT, 6.517%, due 12/20/51(a)(c)	267,943	280,304
Series 2023-53, 0.000%, due 4/20/53(f)(g)	223,233	175,844
Series 2023-55 CG, 7.658%, due 7/20/51(a)(c)	439,824	488,073
Series 2023-55 LB, 7.803%, due 11/20/51(a)(c)	414,615	469,546
Series 2023-56 SK, 1.585%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(d)	2,154,920	225,695
Series 2023-59 YC, 7.130%, due 9/20/51(a)(c)	590,027	645,882
Series 2023-60 ES, 2.504%, (1 Month SOFR + 11.20%), due 4/20/53(a)	469,999	415,577
Series 2023-66 MP, 3.604%, (1 Month SOFR + 12.30%), due 5/20/53(a)	588,266	539,188
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	743,919	573,507
Series 2023-80 SA, 0.902%, (1 Month SOFR + 5.25%), due 6/20/53(a)(d)	2,297,576	81,772
Series 2023-86 SE, 2.302%, (1 Month SOFR + 6.65%), due 9/20/50(a)(d)	769,783	113,330
Series 2024-29 B, 2.500%, due 8/16/64(a)(c)	635,000	460,590
Series 2024-48 JI, 3.000%, due 7/20/51(d)	1,198,567	200,030
Series 2024-51 SX, 0.852%, (1 Month SOFR + 5.20%), due 3/20/54(a)(d)	6,056,345	236,664
Series 2025-112 IO, 0.564%, due 3/16/66(a)(c)(d)	3,490,980	176,523
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2025-2 WZ, 2.000%, due 8/20/52	$994,891	$618,161
Series 2025-2 Z, 3.500%, due 1/20/55	1,124,479	849,656
Series 2025-37 B, 4.500%, due 3/16/66(a)(c)	535,000	458,565
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,138,998	977,498
		52,654,016
U.S. Treasury Bond — 2.8%
U.S. Treasury Bonds
4.750%, due 5/15/55	2,995,000	2,929,484
5.000%, due 5/15/45(e)	5,130,000	5,205,347
		8,134,831
U.S. Treasury Note — 9.1%
U.S. Treasury Notes
3.875%, due 7/15/28	895,000	894,720
3.875%, due 7/31/30	12,180,000	12,136,228
4.000%, due 7/31/32	3,050,000	3,023,789
4.250%, due 5/15/35(e)	10,060,000	9,971,975
		26,026,712
Total U.S. Government & Federal Agencies
(Cost $86,909,809)		86,815,559

	Shares	Value
Short-Term Investments — 1.8%
Money Market Funds — 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.19%(h)	2,625,491	2,625,491
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(h)(i)	2,679,967	2,679,967

Total Short-Term Investments
(Cost $5,305,458)		5,305,458

Total Investments — 100.3% (Cost $287,414,697)		287,699,228
Other Assets and Liabilities, Net — (0.3)%		(823,851)
Net Assets — 100.0%		$286,875,377

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(b)	Less than 0.05%.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

(e)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,591,620; total market value of collateral held by the Fund was $11,948,083. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,268,116.
(f)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(g)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(h) (i)	Reflects the 7-day yield at July 31, 2025. Represents security purchased with cash collateral received for securities on loan
Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at July 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2025	75	$8,300,979	$8,329,688	$28,709
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets Inc.	September 2025	(6)	(679,486)	(678,469)	1,017
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	September 2025	(84)	(17,423,735)	(17,386,687)	37,048
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2025	83	9,002,430	8,978,266	(24,164)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2025	57	6,355,901	6,508,687	152,786
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2025	67	7,658,806	7,859,937	201,131
						$396,527

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $802,740 at July 31, 2025.

Schedule of Investments ─ NYLI MacKay Core Plus Bond ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,845,396	$—	$2,845,396
Collateralized Loan Obligations	—	4,700,779	—	4,700,779
Collateralized Mortgage Obligations	—	17,589,568	—	17,589,568
Commercial Asset-Backed Securities	—	20,319,665	—	20,319,665
Commercial Mortgage-Backed Securities	—	23,116,275	—	23,116,275
Corporate Bonds	—	127,006,528	—	127,006,528
U.S. Government & Federal Agencies	—	86,815,559	—	86,815,559
Short-Term Investments:
Money Market Funds	5,305,458	—	—	5,305,458
Total Investments in Securities	5,305,458	282,393,770	—	287,699,228
Other Financial Instruments:(k)
Futures Contracts	420,691	—	—	420,691
Total Investments in Securities and Other Financial Instruments	$5,726,149	$282,393,770	$—	$288,119,919
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(24,164)	$—	$—	$(24,164)

(j)	For a complete listing of investments and their industries, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.